Financial instruments and risk management (Details 4) - MXN-Rate	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Abstract]
Average exchange rate	19.23	18.91	18.68
Spot exchange rate	19.67	19.66	20.64